INVENTORY DIAMOND CBD	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
INVENTORY DIAMOND CBD
NOTE 5 - INVENTORY DIAMOND CBD

This Company has arranged to buy the exact quantity from the suppliers, based on the customer orders and thereby has eliminated the need for holding inventory on hand at any point of time. Otherwise, this Company values the inventory at the lower of cost or market.

This Company has arranged to buy the exact quantity from the suppliers, based on the customer orders and thereby has eliminated the need for holding inventory on hand at any point of time.

Otherwise, this Company values the inventory at the lower of cost or market.